Interests in Other Entities - Additional Information - Parent (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) Associate	Dec. 31, 2019 GBP (£) Associate
Disclosure of subsidiaries [line items]
Ownership interest in share capital	100.00%
Santander UK Group Holdings plc
Disclosure of subsidiaries [line items]
Impairment loss | £	£ 0	£ 0
Number of associates | Associate	0	0
Ownership interest in share capital	100.00%